ORGANIZATION AND NATURE OF OPERATIONS (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2012	Jun. 20, 2011	Nov. 30, 2010	Sep. 30, 2010
Stockholders' Equity, Reverse Stock Split	On June 20, 2011, an amendment to the Company''s Certificate of Incorporation was filed, effecting a one-for-twenty reverse split
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000		200,000,000